GENERAL	12 Months Ended
Dec. 31, 2024
Compensation Related Costs [Abstract]
GENERAL
NOTE 1:-           GENERAL

a.
PainReform Ltd. (“the Company”) was incorporated and started business operations in November 2007. The Company is a specialty pharmaceutical company focused on the reformulation of established therapeutics. The Company’s proprietary extended-release drug-delivery system is designed to provide an extended period of post-surgical pain relief without the need for repeated dose administration while reducing the potential need for the use of opiates. In November 2024, the Company reported partial topline data from Phase 3 clinical trial of PRF-110. The data showed statistically significant superiority over placebo in reducing pain during the first 48 hours post-surgery, However, the data for the final 24 hours of the 72-hour follow-up was unclear. In December 2024 the company concluded that the data could not be clarified to meet the study’s endpoint at 72 hours. The Company initiated Research and Development activities better understand and refine the pharmaco-kinetics and pharmaco-dynamics of PRF-110 based on the data received from the study. These efforts are intended to potentially resolve this issue to support future clinical trials.

On February 17, 2025, the Company entered into a business transaction agreement (the “Agreement”) with BladeRanger Ltd. (“BLRN”), a publicly traded Israeli company, to acquire all business operations related to its AI-driven solar analytics platform, DeepSolar. Under the terms of the Agreement, the Company acquired all rights, title, and interest in the associated agreements, intellectual property, accounts receivable, equipment, customer relationships, the "MyDeepSolar" application and platform, and all other related assets. as defined in the Agreement (Note 11). The acquisition was closed on March 5, 2025.

b.
Liquidity

Since its inception, the Company has devoted substantially all its efforts to research and development, clinical trials, and capital raising activities. The Company is still in its development and clinical stage and has not yet generated revenues.

The Company has incurred significant losses and negative cash flows from operations and incurred losses of $14,588, $9,344 and $8,792 for the years ended December 31, 2024, 2023 and 2022, respectively. During the years ended December 31, 2024, 2023 and 2022, the Company had negative operating cash outflows of $12,621, $6,679, and $6,459, respectively. As of December 31, 2024, the Company’s accumulated deficit was $56,451. The Company has funded its operations to date primarily through equity financing and has cash on hand (including restricted cash) of $4,271 as of December 31, 2024.

On April 15, 2024 the Company sold (i) 18,646 ordinary shares, (ii) 189,688 prefunded warrants, and (iii) 208,335 investor warrants at a combined offering price of $19.20 per share (or $19.199 per prefunded warrant), along with (iv) 14,583 underwriter warrants priced at $24.00. Gross proceeds from the offering were approximately $4.0 million, with net proceeds of $3.3 million.(Note 7b)

On September 10, 2024, the Company entered into an inducement agreement with certain holders, under which the holders agreed to exercise 247,325 warrants at a reduced price of $6.40 per share. In exchange, the Company issued new warrants to purchase up to 494,650 ordinary shares at the same exercise price. The transaction generated gross proceeds of approximately $1.6 million.(Note 7b)

Between October 24 and December 31, 2024, the Company issued 343,202 ordinary shares through an At-the-Market (ATM) program, raising approximately $1.35 million in gross proceeds. (Note 7b)

On December 18, 2024, all 494,650 warrants issued in the September 2024 inducement transaction were exercised at $6.40 per share, resulting in gross proceeds of approximately $3.17 million. (Note 7b)

The Company expects to continue incurring losses, and negative cash flows from operations until its activities including product, PRF-110 and the commercialization of the DeepSolar solution reaches profitability. Based on the Company’s current cash position and projected operating requirements, there is uncertainty regarding the ability to meet the financial obligations for at least 12 months following the issuance of these financial statements. While management is actively exploring various financing and strategic alternatives, there can be no assurance that such measures will be successful in alleviating this uncertainty.

Management's plans include continued raising capital through sale of additional equity securities, debt or capital inflows from strategic partnerships and generating revenues from the commercialization of the DeepSolar solution. There are no assurances, however, that the Company will successfully obtain the level of financing needed for its operations. If the Company is unsuccessful in raising capital, it may need to reduce activities, curtail, or abandon some or all of its operations, which could materially harm the Company’s business, financial condition and results of operations. These factors raise substantial doubt about its ability to continue as a going concern.

These financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business and do not include any adjustments that might result from the outcome of this uncertainty.

c.
On September 6, 2024, the Company effected a 1-for-6 reverse share split of our authorized and outstanding ordinary shares, reducing the par value from NIS 0.30 per share to no par value per share. Subsequently, on November 20, 2024, the Company implemented an additional 1-for-4 reverse share split of our authorized and outstanding ordinary shares.

As a result, the cumulative impact of the two reverse splits in 2024 is equivalent to a 1-for-24 reverse share split (the "Reverse Split"). As a result of rounding of fractional shares as part of the splits, 93,475 shares were added, bringing the Company’s total outstanding shares on a post-split basis to 1,471,412.

All related share and per share data have been retroactively applied to the financial statements and their related notes for all periods presented.

d.
On October 7, 2023, an unprecedented attack was launched against Israel, which thrust Israel into a state of war. The Company is continuing the development of its product and commercialization of the DeepSolar solution. At this time, the Company's management does not expect this situation to have a material impact on its operations or its business results.

e.
The Company reports its financial results in U.S. dollars. A portion of research and development and general and administrative expenses of our Israeli operations are incurred in New Israeli Shekel ("NIS"). As a result, the Company is exposed to exchange rate risks that may materially and adversely affect our financial results. If the NIS appreciates against the U.S. dollar, or if the value of the NIS decline against the U.S. dollar, at a time when the rate of inflation in the cost of Israeli goods and services exceed the rate of decline in the relative value of the NIS, then the U.S. dollar-denominated cost of our operations in Israel would increase and our results of operations could be materially and adversely affected. Inflation in Israel compounds the adverse impact of a devaluation of the NIS against the U.S. dollar by further increasing the amount of our Israeli expenses. Israeli inflation may also (in the future) outweigh the positive effect of any appreciation of the U.S. dollar relative to the NIS, if, and to the extent that, it outpaces such appreciation or precedes such appreciation. The Israeli rate of inflation did not have a material adverse effect on the Company’s financial condition during 2024 ,2023 and 2023. Given our general lack of currency hedging arrangements to protect us from fluctuations in the exchange rates of the NIS in relation to the U.S. dollar (and/or from inflation of such non-U.S. currencies), the Company may be exposed to material adverse effects from such movements. the Company cannot predict any future trends in the rate of inflation in Israel or the rate of devaluation (if any) of the U.S. dollar against the NIS.